Cover	Jun. 13, 2023
Cover [Abstract]
Entity Registrant Name	BODY AND MIND INC.
Entity Central Index Key	0001715611
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jun. 13, 2023
Entity Ex Transition Period	true
Entity Incorporation State Country Code	NV
Entity File Number	000-55940
Entity Tax Identification Number	98-1319227
Entity Address Address Line 1	750 – 1095 West Pender Street
Entity Address City Or Town	Vancouver
Entity Address Country	CA
Entity Address Postal Zip Code	V6E 2M6
City Area Code	800
Local Phone Number	361-6312
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false